Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Allocated Corporate Expenses, Direct Operating Costs, Interest Expense and Income
The allocated corporate expenses, direct operating costs, interest expense on long-term debt due to affiliates of South Bow's Former Parent, and interest income with affiliates of its Former Parent were as follows:

	Year Ended December 31,
U.S.$ millions	2025	2024
Allocated Corporate Expenses
Plant operating costs and other	—	89
Plant, property and equipment	—	3
Equity investments [1]	—	2
	—	94
Direct Costs
Plant operating costs and other	—	81
Plant, property and equipment	—	4
Equity investments [2]	—	1
	—	86

Interest Expense on Long-term Debt to Affiliates of Former Parent	—	270
Return-of-capital Payment [3]	—	24
1.For the year ended December 31, 2025, nil impacted income from equity investments (2024 - $2 million).
2.For the year ended December 31, 2025, nil impacted income from equity investments (2024 - $1 million).
3.On September 30, 2024, the Company declared a return-of-capital distribution of $24 million and paid it on October 1, 2024.